Financing Income (Expenses), Net	12 Months Ended
Dec. 31, 2018
Financing Income Expenses Net Schedule Of Financing Income Expenses Net
Financing Income (Expenses), Net
Note 24 – Financing Income (Expenses), Net

	For the Year Ended December 31,
	2018	2017	2016
	$ Thousands

Interest income from bank deposits	4,360	640	2,269
Interest income from deferred payment	14,166	-	-
Interest income from associated company	8,494
Net change from change in exchange rates	1,129	2,259	5,448
Net change in fair value of derivative financial instruments	-	-	6
Other income	443	5	1
Financing income	28,592	2,904	7,724
Interest expenses to banks and others	(30,382)	(59,514)	(45,317)
Net change in fair value of derivative financial instruments	-	(1,168)	-
Other expenses	-	(9,484)	(1,959)
Financing expenses	(30,382)	(70,166)	(47,276)
Net financing expenses recognized in the statement of profit and loss	(1,790)	(67,262)	(39,552)